FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE MEASUREMENT

The following table provides the liabilities carried at fair value measured on a recurring basis:

Fair Value Measured as of December 31, 2025

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$-	$-
Total financial liabilities at fair value	$-	$-	$-	$-

Fair Value Measured as of December 31, 2024

Financial liabilities at fair value:	Level 1	Level 2	Level 3	Total
Convertible securities	$-	$-	$1,802	$1,802
Total financial liabilities at fair value	$-	$-	$1,802	$1,802

SCHEDULE OF LEVEL 3 FINANCIAL LIABILITIES

The changes in the fair value of the Level 3 financial liabilities, which are measured on a recurring basis, are as follows:

Convertible securities

January 1, 2023	$1,054
Proceeds from issuance of 2023 SAFE	995
Change in fair value of convertible securities	(219)
December 31, 2023	$1,830
Proceeds from issuance of SAFEs	1,000
Conversion of SAFEs to Ordinary Shares(*)	(2,107)
Conversion of short-term debt from shareholders to SAFEs	636
Change in fair value of convertible securities	443
December 31, 2025	$1,802
Proceeds from issuance of SAFEs	435
Change in fair value of convertible securities	952
Conversion of SAFEs to Ordinary Shares(**)	(3,189)
December 31, 2025	$-

(*)	This amount is measured based on the fair value of the Class A-3A Ordinary Shares and Class A-3B Ordinary Shares issued upon the conversion of the 2022 SAFEs and 2023 SAFEs, respectively (see Notes 4b and 4c). The fair value of such shares is based on a probability-weighted expected return model. The calculation incorporated significant unobservable inputs, including inputs and assumptions on the likelihood of consummation of an IPO.

(**)	This amount is measured based on the fair value of the Class Ordinary Shares issued upon the conversion of the 2024 SAFEs (see Note 4d). The fair value of such shares was based on Class Ordinary Shares market price in the Company’s IPO.

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF BLACK SCHOLES OPTION STOCK OPTIONS

Description	2025

Risk-free interest rate	4.17%
Expected volatility (*)	75.38
Dividend yield	-
Contractual life (in years)	5
Exercise price	$10

(*)	Volatility was estimated based on the volatility of the share price of similar companies in the biotechnology sector as the Company has no sufficient observations.